THE DARUMA FUNDS, INC.
                             237 Park Avenue
                                Suite 801
                           New York, NY 10017

                            tel(212) 808-7407
                            fax (212) 808-2480




02/18/97 11:15p

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington DC 20549

Re: Daruma Mid-Cap Value Fund, a series of The Daruma Funds,
	Inc.
    Registration No. 333-03709
    ICA No. 811-07621

Gentlemen:

Transmitted herewith for filing is Post-Effective Amendment #1 to Registration Statement No. 333-0379 on Form N-1A, under the
Securities Act of 1933 and the Investment Company Act of 1940.

Please do not hesitate to contact me at (212) 808-2424 with any questions or comments you may have regarding this letter.

Very truly yours,




Mary B. O'Byrne
Secretary

/mo'b

Enclosures

cc: Thomas R. Westle, Battle Fowler LLP

 As filed with the Securities and Exchange Commission on February 18, 1997

                                                   Registration No. 333-03709
                                                   ICA No. 811-07621


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                                                                        [ ]

         Post-Effective Amendment No. 1                                 [X]

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

         Post-Effective Amendment No. 1                                 [X]

                     (Check appropriate box or boxes)

                           THE DARUMA FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

                        237 Park Avenue, Suite 801
                         New York, New York  10017
   Registrant's Telephone Number, including Area Code:  (212) 808-7407

                             Mariko O. Gordon
                    CastleRock Capital Management, Inc.
                        237 Park Avenue, Suite 801
                         New York, New York  10017
                  (Name and Address of Agent for Service)

                   Copy to:  THOMAS R. WESTLE, Esq.
                             Battle Fowler LLP
                             75 East 55th Street
                             New York, New York  10022

Approximate date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

         [X]  immediately upon filing pursuant to paragraph (b)
         [ ]  on (date) pursuant to paragraph (b)
         [ ]  60 days after filing pursuant to paragraph (a)(1)
         [ ]  on (date) pursuant to paragraph (a)(1)
         [ ]  75 days after filing pursuant to paragraph (a)(2)
         [ ]  on (date) pursuant to paragraph (a)(2) of rule 485

The Registrant declares that an indefinite amount of its shares of beneficial interest is being registered by this Registration Statement pursuant to
Section 24(f) under the Investment Company Act of 1940, as amended, and Rule 24f-2 thereunder.

                          THE DARUMA FUNDS, INC.
                    Registration Statement on Form N-1A

                          _______________________

                          CROSS REFERENCE SHEET -
                          Pursuant to Rule 404(c)
                          _______________________


Part A
Item No.                                Prospectus Heading

 1. Cover Page........................  Cover Page

 2. Synopsis..........................  Fund Facts and Fund Expenses

 3. Condensed Financial
    Information.......................  Not Applicable

 4. General Description of
    Registrant........................  Cover Page; Investment Objective;
					Additional Investment
                                        Policies; Investment Restrictions

 5. Management of the Fund............  Management of the Fund; Custodian,
					Transfer and Dividend
                                        Agent

 5a.                                    Management's Discussion
     of the Fund......................  Management of the Fund; Dividends
                                        and Distributions and
                                        Net Asset Value

 6. Capital Stock and Other
    Securities........................  Purchase of Shares; Redemption of
                                        Shares; Description of
                                        Common Stock

 7. Purchase of Securities Being
    Offered...........................  Purchase of Shares; Description of
                                        Common Stock

 8. Redemption or Repurchase..........  Redemption of Shares

 9. Legal Proceedings.................  Not Applicable

                                        Part B
Item No.                                Caption in Statement of Additional
                                        Information

10. Cover Page........................  Cover Page

11. Table of Contents.................  Table of Contents

12. General Information and
    History...........................  The Fund; Management of the Fund;
                                        Description of the Fund

13. Investment Objectives and
    Policies..........................  Investment Objective, Policies and
                                        Restrictions; Risk Factors
                                        and other Considerations

14. Management of the Fund............  Management of the Fund and Investment
                                        Adviser

15. Control Persons and
    Principal Holders of
    Securities........................  Management of the Fund and Investment
                                        Adviser

16. Investment Advisory and
    Other Services....................  Management of the Fund; Pricing of
                                        Shares; Redemptions In
                                        Kind and Exchange; Counsel and
                                        Independent Auditors

17. Brokerage Allocation..............  Portfolio Transactions

18. Capital Stock and Other
    Securities........................  Description of the Fund

19. Purchase, Redemption and
    Pricing of Securities
    Being Offered.....................  Pricing of Shares; Redemptions In Kind

20. Tax Status........................  Taxation

21. Underwriters......................  Not Applicable

22. Calculations of Yield.............  Performance Data

23. Financial Statements..............  Financial Statements

The Fund's Prospectus dated August 16, 1996, is incorporated herein by reference.

                       PRINCIPAL HOLDERS OF SHARES


     As of December 31, 1996, the following persons were known to the Fund to be the beneficial owners of 5% or more of the outstanding shares of the Fund:


                                                            Percentage of

Name                             Number of Shares         Outstanding Shares



Wm. F. & Donald Gratz TTEE              27,077                   29.4%
Treitel-Gratz Co. Inc. Pft.  Sh. Tr.
U/A Dtd 1/1/83
13-01 Queens Plaza South
Long Island City, NY 11101



Anthony D'Ottavio                       15,995                   17.6%
47 East Maple St.
Dallastown, PA 17313



John W. Baackes                         10,431                   11.3%
Capital Area Community
  Health Plan 403(B)
15 Pateman Circle
Menands, NY 12204



Noreen McKee IRA                         9,154                   10.3%
43 Strong Place
Brooklyn, NY 11231



Mariko O. Gordon                         6,904                    6.9%
410 West End Avenue
Apt. 3E
New York, NY 10024



Janis Burenga IRA                        5,611                    6.1%
Star Bank NA Cust.
4 Sanford Rd.
Stockton, NJ 08559



     As of December 31, 1996, all of the directors and officers of the Fund as a group beneficially owned approximately 20.5%




Sticker to Statement of Additional Information dated August 16, 1996

The Fund's Statement of Additional Information dated August 16, 1996 is incorporated herein by reference.

The Fund's Semi-Annual Report to Shareholders dated December 31, 1996, is herein incorporated by reference.

                        PART C - OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(A)   FINANCIAL STATEMENTS
      Included in Prospectus:
             (1)   Fund Expenses

             (2)   Financial Highlights

      Included in Statement of Additional Information:
          ***(1) Report of Ernst & Young LLP, independent auditors, dated July 25, 1996; and

          ***(2)   Statement of Assets and Liabilities dated July 25, 1996.


     Included in Part C:
     (1)   Semi-Annual Report to Shareholders dated     December 31, 1996.

(B)   EXHIBITS
     (1)   Articles of Incorporation of the Registrant.

           **(2)   Form of By-Laws of the Registrant.

             (3)   Not Applicable.

             (4)   Not Applicable.

           **(5)   Form of Investment Advisory Agreement.

             (6)   Not Applicable.

             (7)   Not Applicable.

     (8)   Custody Agreement.

           **(9)   Transfer Agency and Service Agreement

         **(9.1)   Fund Accounting Service Agreement

         ***(10) Consent of Messrs. Battle Fowler LLP as to the legality of the securities being registered, including their consent to the filing thereof and as to the use of their name under the heading "Counsel and Independent Auditors" in the Prospectus and the Statement of Additional Information.

         ***(11)   Consent of Ernst & Young, LLP, Independent Auditors.

            (12)   Not Applicable.

            (13)   Not Applicable.

            (14)   Not Applicable.

            (15)   Not Applicable.

            (16)   Not Applicable.

            (17)   Not Applicable.

            (18)   Not Applicable.

            (19)   Not Applicable.

*Incorporated herein by reference from the Semi-Annual Report to Shareholders dated December 31, 1996, filed with the SEC on February 18,1996.

** Filed as an exhibit to the Registrant's Registration
Statement, 333-03709, filed on May 14, 1996 and incorporated herein by reference
***Filed as an exhibit to the Pre-Effective Amendment No. 1 to the Registration Statement, 333-03709, filed on August 2,
1996 and incorporated herein by reference.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

Item 26.  NUMBER OF HOLDERS OF SECURITIES.


                                    Number of Record Holders
    Title of Class                    as of January 31, 1997


    Common Stock                        50



Item 27.     INDEMNIFICATION.

        In accordance with Section 2-418 of the General Corporation Law of the State of Maryland, Article NINTH of the Registrant's Articles of
Incorporation provides in part that, the Corporation shall indemnify (i) its currently acting and former directors and officers to the fullest extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the fullest extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the By-Laws and as permitted by law, provided, however, that no director or officer of the Corporation shall be indemnified against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Such indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled and the Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

        In addition, and to the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act of 1940, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that such indemnification shall not be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

        The description of the Registrant's adviser, CastleRock Capital Management, Inc., under the caption "Management of the Fund" in the Prospectus and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of the Registration Statement are incorporated herein by reference.

Item 29.     PRINCIPAL UNDERWRITERS.

        NONE.

Item 30.     LOCATION OF ACCOUNTS AND RECORDS.

        Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder, in general, are maintained in the physical possession of the Registrant at 237 Park Avenue, Suite 801, New York, New York 10017; records relating to the investment advisory or management of the Registrant will be maintained by the Registrant's Investment Adviser at 237 Park Avenue, Suite 801, New York, New York 10017; the Registrant's transfer and dividend disbursing agent, American Data Services, Inc. of Huntington, New York will maintain physical possession of Registrant's shareholder and fund accounting records; and the custodian, Star Bank, N.A. at 425 Walnut Street, Cincinnati, Ohio 45201 will maintain physical possession of the Registrant's custodial records.

Item 31.     MANAGEMENT SERVICES.

        Not Applicable.

Item 32.     UNDERTAKINGS.

        (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

        (b) The Registrant undertakes (although not required to hold annual shareholder meetings) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

                                SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, and State of New York, on the 23rd day of January, 1997.

                            THE DARUMA FUNDS, INC.



                            By:  /s/ Mariko O. Gordon
                                 Mariko O. Gordon, President


        Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


   Signature                Title                    Date

(i)     Principal Executive Officer:




   By:/s/ Mariko O. Gordon            President           January 23, 1997
        Mariko O. Gordon


(ii)    Majority of Directors




By:/s/ Fred Ali                         Director            January 23, 1997
      Fred Ali




By:/s/ Elizabeth A. Duffy               Director            January 23, 1997
      Elizabeth A. Duffy




By:/s/ Brian J. Heidtke                 Director            January 23, 1997
      Brian J. Heidtke




By:/s/ Mariko O. Gordon                 Director            January 23, 1997
      Mariko O. Gordon




By:/s/ Noreen McKee                     Director            January 23, 1997
      Noreen McKee




                                      SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, and State of New York, on the 23th day of January, 1997.

                            THE DARUMA FUNDS, INC.



                            By:
                                 Mariko O. Gordon, President


        Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


   Signature                          Title                    Date

(iii)   Principal Executive Officer:



By:                                     President           January 23, 1997

        Mariko O. Gordon



(iv)    Majority of Directors



By:                                     Director            January 23, 1997

      Fred Ali





By:                                     Director            January 23, 1997

      Elizabeth A. Duffy





By:                                     Director            January 23, 1997

      Brian J. Heidtke





By:                                     Director            January 23, 1997

      Mariko O. Gordon




By:                                     Director            January 23, 1997

      Noreen McKee

FINANCIAL HIGHLIGHTS
			Supplement to Prospectus dated August 16, 1996
This table is presented to show selected data for a share outstanding throughout the period, and to assist share holders
in evaluating the Fund's performance.
					For the period August 16, 1996
					  through December 31, 1996
Net Asset Value, Beginning of Period 				      $10.00
	Income From Investment Operations:
	Net investment loss (a)					       (0.01)
	Net realized and unrealized gains on investments	        0.78
			Total From Investment Operations	        0.77
	Less Distributions:
	Distributions from net realized gains			       (0.01)
	 		Total Distributions			       (0.01)
Net Asset Value, End of Period 				              $10.76
Total Return						                 7.7%
Ratios/Supplemental Data
	Net Assets, End of Period				    $991,317
	Ratio of Expenses to Average Net Assets (b)                     1.48%*
	Ratio of Net Investment Loss to Average Net Assets (c)         -0.28%*
	Portfolio Turnover Rate					          33%*
	Average Commission Rate Paid Per Share of Investments
        Purchased/Sold 					               $0.03

*	Annualized.

(a)	The ratio of expenses to average net assets before waiver of fees and reimbursement of expenses by the investment adviser would have been 9.30%
 for the period ended December 31, 1996

(b)	The ratio of net investment  loss to average net assets before  the waiver of fees and reimbursement of expenses by the investment adviser would have been (8.1)% for the period ended December 31, 1996.